SIGNIFICANT ACCOUNTING POLICIES - Schedule of Subsidiary Interests (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Economic interest (%)	20.00%
Construction operations | Multiplex Global Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	100.00%	100.00%
Healthcare services | Healthscope Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	28.00%	28.00%
Dealer software and technology services | CDK Global Inc.
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	0.00%
Economic interest (%)	29.00%	0.00%
Nuclear technology services | Westinghouse Electric Company
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	27.00%	27.00%
Water and wastewater operations | BRK Ambiental Participações S.A.
Disclosure of subsidiaries [line items]
Voting interest (%)	70.00%	70.00%
Economic interest (%)	26.00%	26.00%